Related Party Transactions - Additional Information (Detail) - Executive Officers and Directors [Member] $ in Millions	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Unused lines of credit	$ 3.4
Deposits for related party	$ 12.3